Revenues	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenues

Note 4 - Revenues

Effective January 1, 2019, the Company adopted ASC Topic 606, Revenue from Contracts with Customers, which replaced ASC Topic 605, using the modified retrospective method of adoption. Results for reporting periods beginning after January 1, 2019 are presented under ASC Topic 606 while prior period amounts are not adjusted and continue to be presented under the Company’s historic accounting under ASC Topic 605. The Company’s accounting for revenues remains substantially unchanged. There were no cumulative effect adjustments made to the contracts in place prior to January 1, 2019. The effect from the adoption of ASC Topic 606 was not material to the Company’s consolidated financial statements.

Revenues are recognized when control of the promised services and deliverables are transferred to the Company’s Customers in an amount that reflects the consideration to which the Company expects to be entitled to and receive in exchange for services and deliverables rendered.

The following table presents the Company’s revenues disaggregated by service lines for the years ended December 31, 2021, 2022 and 2023:

		For the year ended December 31,
	2021	2022	2023	2023
	SGD	SGD	SGD	USD
Operating revenues
- Brokerage services
Independent Third Parties	3,475,750	3,069,160	2,806,930	2,127,590
Related Parties	255,836	2,900	11,000	8,338
	3,731,586	3,072,060	2,817,930	2,135,928
- Property Management
Independent Third Parties	-	-	846,726	641,799
	-	-	846,726	641,799
- Emerging and other services
Independent Third Parties	650,097	970,376	828,509	627,991
Related Parties	-	2,983,156	511,328	387,575
	650,097	3,953,532	1,339,837	1,015,566

Total operating revenues	4,381,683	7,025,592	5,004,493	3,793,293

The Company elected to utilize practical expedients to exclude from this disclosure the remaining performance obligations that have an original expected duration of one year or less.